Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Interest and dividend income (Note 3)
Loans	$ 12,269	$ 9,997
Securities	4,554	3,003
Assets purchased under reverse repurchase agreements and securities borrowed	7,221	4,766
Deposits and other	1,565	1,571
Interest and dividend income	25,609	19,337
Interest expense (Note 3)
Deposits and other	11,305	7,772
Other liabilities	7,786	5,225
Subordinated debentures	186	138
Interest expense	19,277	13,135
Net interest income	6,332	6,202
Non-interest income
Insurance service result (Note 8)	187	192
Insurance investment result (Note 8)	141	(73)
Trading revenue	804	1,069
Investment management and custodial fees	2,185	2,056
Mutual fund revenue	1,030	1,015
Securities brokerage commissions	388	361
Service charges	554	511
Underwriting and other advisory fees	606	512
Foreign exchange revenue, other than trading	262	433
Card service revenue	326	325
Credit fees	395	379
Net gains on investment securities	70	53
Share of profit in joint ventures and associates	12	29
Other	193	293
Non-interest income	7,153	7,155
Total revenue	13,485	13,357
Provision for credit losses (Notes 4 and 5)	813	532
Non-interest expense
Human resources (Note 9)	5,163	4,850
Equipment	619	569
Occupancy	407	404
Communications	321	278
Professional fees	624	382
Amortization of other intangibles	352	362
Other	838	744
Non-interest expense	8,324	7,589
Income before income taxes	4,348	5,236
Income taxes	766	2,103
Net income	3,582	3,133
Net income attributable to:
Shareholders	3,580	3,131
Non-controlling interests	2	2
Net income	$ 3,582	$ 3,133
Basic earnings per share (in dollars) (Note 12)	$ 2.5	$ 2.23
Diluted earnings per share (in dollars) (Note 12)	2.5	2.23
Dividends per common share (in dollars)	$ 1.38	$ 1.32